BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 11:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2014	2015	2016
Numerator:
Income (loss) attributable to Magal shareholders'	$3,410	$3,141	$1,029

Denominator:
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	16,186,148	16,347,948	17,999,779
Effect of diluting securities:
Employee stock options	151,908	62,763	31,654

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	16,338,056	16, 410,711	18,031,433